COLUMBIA TAX-MANAGED GROWTH FUND
                     COLUMBIA TAX-MANAGED GROWTH FUND II
                      COLUMBIA TAX-MANAGED VALUE FUND
                             (the "Funds")
                Supplement to the Class A, Class B and Class C
                Prospectus dated March 1, 2005 (Replacing the
                 Supplements dated May 24, 2005 and June 24,
                                   2005)


At a meeting held on September 16, 2005, shareholders of record of the Columbia Tax-Managed Value Fund approved the reorganization of the Columbia Tax-Managed Value Fund into the Nations Value Fund. Effective September 19, 2005, all references to the Tax-Managed Value Fund in the Prospectus are removed.


SUP-47/90617-0905                                            September 19, 2005


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                              COLUMBIA TAX-MANAGED GROWTH FUND
                             COLUMBIA TAX-MANAGED GROWTH FUND II
                              COLUMBIA TAX-MANAGED VALUE FUND
                                     (the "Funds")
                     Supplement to the Statement of Additional Information
                        dated March 1, 2005, as revised July 12, 2005

At a meeting held on September 16, 2005, shareholders of record of the Columbia Tax-Managed Value Fund approved the reorganization of the Columbia Tax-Managed Value Fund into the Nations Value Fund. Effective September 19, 2005, all references to the Tax-Managed Value Fund in the Statement of Additional Information are removed.


SUP-39/90528-0905                                            September 19, 2005